Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions used in valuation of options
	2019	2018	2017
Expected volatility	19%	17%	19%
Dividend yield	4.7%	3.1%	4.7%
Expected term	6 years	6 years	6 years
Risk-free interest rate	-0.9%	-0.1%	-0.1%

Summary of activity related to options
			Weighted-	Weighted-	Aggregate
			average	average	intrinsic
			exercise	remaining	value
	Number of	Number of	price	contractual	(in millions
	options	shares	(in Swiss	term	of Swiss
	(in millions)	(in millions)(1)	francs)(2)	(in years)	francs)(3)
Outstanding at January 1, 2019	444.9	89.0	21.54
Granted	63.5	12.7	19.00
Forfeited	(9.9)	(2.0)	22.87
Expired	(81.0)	(16.2)	21.50
Outstanding at December 31, 2019	417.6	83.5	21.13	3.0	189

Vested and expected to vest at December 31, 2019	413.6	82.7	21.15	3.0	185
Exercisable at December 31, 2019	239.6	47.9	20.78	1.8	124

(1) Information presented reflects the number of ABB Ltd shares that can be received upon exercise, as options have a conversion ratio of 5:1.

(2) Information presented reflects the exercise price per ABB Ltd share.

(3) Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

Summary of options by exercise price
			Weighted-
			average
	Number of	Number of	remaining
	options	shares	contractual
Exercise price (in Swiss francs)(1)	(in millions)	(in millions)(2)	term (in years)
21.00	72.3	14.5	0.7
19.50	78.1	15.6	1.6
21.50	72.7	14.5	2.7
22.50	66.1	13.2	3.6
23.50	65.0	13.0	4.7
19.00	63.4	12.7	5.7
Total number of options and shares	417.6	83.5	3.0

Summary of activity, WARs
Number of WARs
(in millions)
Outstanding at January 1, 2019	41.2
Granted	10.9
Exercised	(8.9)
Forfeited	(0.3)
Expired	(3.0)
Outstanding at December 31, 2019	39.9

Exercisable at December 31, 2019	11.5

Assumptions used for ESAP fair value calculation
	2019	2018	2017
Expected volatility	18%	19%	17%
Dividend yield	4.1%	4.1%	3.1%
Expected term	1 year	1 year	1 year
Risk-free interest rate	-0.7%	-0.6%	-0.6%

ESAP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of activity related to options
		Weighted-	Weighted-	Aggregate
		average	average	intrinsic
		exercise	remaining	value
	Number of	price	contractual	(in millions
	shares	(in Swiss	term	of Swiss
	(in millions)(1)	francs)(2)	(in years)	francs)(2)(3)
Outstanding at January 1, 2019	3.6	20.38
Granted	2.3	20.78
Forfeited	(0.3)	20.38
Exercised(4)	(0.5)	20.38
Not exercised (savings returned plus interest)	(2.8)	20.38
Outstanding at December 31, 2019	2.3	20.78	0.8	6.0

Vested and expected to vest at December 31, 2019	2.2	20.78	0.8	5.7
Exercisable at December 31, 2019	—	—	—	—

(1) Includes shares represented by ADS.

(2) Information presented for ADS is based on equivalent Swiss franc denominated awards.

(3) Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

(4) The cash received upon exercise was approximately $10 million. The shares were delivered out of treasury stock.

LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of activity related to options
		Weighted-average
	Number of Shares	grant-date
	Conditionally Granted	fair value per share
	(in millions)	(Swiss francs)
Nonvested at January 1, 2019	1.3	21.61
Granted	1.1	15.94
Vested	(1.1)	18.49
Forfeited	(0.3)	19.68
Nonvested at December 31, 2019	1.0	19.26